Contractual Maturities of Assets and Liabilities and Off-Balance Sheet Commitments - Summary of Remaining Contractual Maturity (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Assets
Cash and cash equivalents	$ 87,466	$ 93,261	$ 57,408
Interest bearing deposits with banks	5,734	8,303
Securities	273,262	232,849
Securities borrowed or purchased under resale agreements	113,194	107,382
Loans
Residential mortgages	148,880	135,750
Consumer instalment and other personal	86,103	77,164
Credit cards	9,663	8,103
Business and government	309,310	239,809
Allowance for credit losses	(2,617)	(2,564)
Loans,net	551,339	458,262
Other Assets
Derivative instruments	48,160	36,713
Customers' liability under acceptances	13,235	14,021
Other	46,809	37,384
Other assets	108,204	88,118
Total Assets	1,139,199	988,175
Deposits
Deposits	769,478	685,631
Other liabilities
Derivative instruments	59,956	30,815
Acceptances	13,235	14,021
Securities sold but not yet purchased	40,979	32,073
Securities lent or sold under repurchase agreements	103,963	97,556
Securitization and structured entities' liabilities	27,068	25,486
Other	45,332	38,177
Total other liabilities	290,533	238,128
Subordinated debt	8,150	6,893
Total Equity	71,038	57,523
Total Liabilities and Equity	1,139,199	988,175
Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	207,106	180,748
Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	27,370	23,646
Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	17,330	12,895
Operating lease commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	303	248
Securities lending [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments		3,909
Purchase obligations [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	841	602
0 -1 month [member]
Assets
Cash and cash equivalents	86,003	91,736
Interest bearing deposits with banks	3,844	3,529
Securities	4,189	5,286
Securities borrowed or purchased under resale agreements	83,861	70,080
Loans
Residential mortgages	526	458
Consumer instalment and other personal	211	215
Business and government	13,003	12,082
Loans,net	13,740	12,755
Other Assets
Derivative instruments	5,362	2,752
Customers' liability under acceptances	9,752	11,574
Other	2,735	2,002
Other assets	17,849	16,328
Total Assets	209,486	199,714
Deposits
Deposits	38,064	29,885
Other liabilities
Derivative instruments	3,370	2,771
Acceptances	9,752	11,574
Securities sold but not yet purchased	40,979	32,073
Securities lent or sold under repurchase agreements	94,215	73,190
Securitization and structured entities' liabilities	14	21
Other	12,143	10,121
Total other liabilities	160,473	129,750
Total Liabilities and Equity	198,537	159,635
0 -1 month [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	1,932	1,674
0 -1 month [member] | Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	1,680	1,196
0 -1 month [member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments		189
0 -1 month [member] | Securities lending [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments		3,909
0 -1 month [member] | Purchase obligations [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	27	16
1 - 3 Months [member]
Assets
Interest bearing deposits with banks	1,662	1,440
Securities	4,284	4,742
Securities borrowed or purchased under resale agreements	21,736	22,873
Loans
Residential mortgages	1,519	1,081
Consumer instalment and other personal	553	419
Business and government	9,595	7,667
Loans,net	11,667	9,167
Other Assets
Derivative instruments	7,147	4,924
Customers' liability under acceptances	3,461	2,428
Other	625	461
Other assets	11,233	7,813
Total Assets	50,582	46,035
Deposits
Deposits	44,637	37,841
Other liabilities
Derivative instruments	11,764	3,651
Acceptances	3,461	2,428
Securities lent or sold under repurchase agreements	6,476	17,199
Securitization and structured entities' liabilities	2,803	1,737
Other	4,980	1,632
Total other liabilities	29,484	26,647
Total Liabilities and Equity	74,121	64,488
1 - 3 Months [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	3,610	4,935
1 - 3 Months [member] | Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	4,601	4,083
1 - 3 Months [member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	585	137
1 - 3 Months [member] | Purchase obligations [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	98	38
3-6 month [member]
Assets
Interest bearing deposits with banks	86	1,172
Securities	5,480	5,116
Securities borrowed or purchased under resale agreements	5,101	11,362
Loans
Residential mortgages	3,708	2,109
Consumer instalment and other personal	940	639
Business and government	11,724	7,697
Loans,net	16,372	10,445
Other Assets
Derivative instruments	3,359	2,187
Customers' liability under acceptances	19	19
Other	225	140
Other assets	3,603	2,346
Total Assets	30,642	30,441
Deposits
Deposits	49,626	42,488
Other liabilities
Derivative instruments	4,399	2,379
Acceptances	19	19
Securities lent or sold under repurchase agreements	1,046	3,994
Securitization and structured entities' liabilities	1,300	1,527
Other	101	116
Total other liabilities	6,865	8,035
Total Liabilities and Equity	56,491	50,523
3-6 month [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	10,461	8,374
3-6 month [member] | Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	4,936	4,358
3-6 month [member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	393	293
3-6 month [member] | Purchase obligations [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	55	47
6-9 month [member]
Assets
Interest bearing deposits with banks	44	1,753
Securities	5,375	3,383
Securities borrowed or purchased under resale agreements	2,448	1,602
Loans
Residential mortgages	5,778	4,373
Consumer instalment and other personal	1,693	1,166
Business and government	9,300	10,496
Loans,net	16,771	16,035
Other Assets
Derivative instruments	2,552	1,809
Customers' liability under acceptances	3
Other	21	4
Other assets	2,576	1,813
Total Assets	27,214	24,586
Deposits
Deposits	47,908	28,857
Other liabilities
Derivative instruments	3,814	1,508
Acceptances	3
Securities lent or sold under repurchase agreements	2,226	3,103
Securitization and structured entities' liabilities	794	648
Other	97	109
Total other liabilities	6,934	5,368
Total Liabilities and Equity	54,842	34,225
6-9 month [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	13,373	13,308
6-9 month [member] | Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	4,662	3,815
6-9 month [member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	1,438	1,073
6-9 month [member] | Purchase obligations [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	55	44
9-12 month [Member]
Assets
Interest bearing deposits with banks	98	409
Securities	6,060	2,692
Securities borrowed or purchased under resale agreements	48	766
Loans
Residential mortgages	6,501	4,879
Consumer instalment and other personal	1,537	1,110
Business and government	11,394	10,213
Loans,net	19,432	16,202
Other Assets
Derivative instruments	2,225	1,634
Other	2	3
Other assets	2,227	1,637
Total Assets	27,865	21,706
Deposits
Deposits	48,444	24,299
Other liabilities
Derivative instruments	2,895	1,444
Securities lent or sold under repurchase agreements		70
Securitization and structured entities' liabilities	1,673	486
Other	146	162
Total other liabilities	4,714	2,162
Total Liabilities and Equity	53,158	26,461
9-12 month [Member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	14,753	14,498
9-12 month [Member] | Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	4,922	4,806
9-12 month [Member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	1,275	1,578
9-12 month [Member] | Operating lease commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments		1
9-12 month [Member] | Purchase obligations [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	58	60
1-2 years [member]
Assets
Securities	18,272	17,512
Securities borrowed or purchased under resale agreements		699
Loans
Residential mortgages	14,665	22,170
Consumer instalment and other personal	4,844	5,732
Business and government	37,250	29,303
Loans,net	56,759	57,205
Other Assets
Derivative instruments	7,787	7,525
Other	10	5
Other assets	7,797	7,530
Total Assets	82,828	82,946
Deposits
Deposits	39,992	33,778
Other liabilities
Derivative instruments	7,619	5,723
Securitization and structured entities' liabilities	5,136	7,240
Other	872	944
Total other liabilities	13,627	13,907
Total Liabilities and Equity	53,619	47,685
1-2 years [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	38,057	33,749
1-2 years [member] | Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	2,832	1,980
1-2 years [member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	3,465	2,709
1-2 years [member] | Operating lease commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	3	3
1-2 years [member] | Purchase obligations [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	217	139
2-5 years [member]
Assets
Securities	68,521	43,571
Loans
Residential mortgages	105,285	91,146
Consumer instalment and other personal	37,742	31,613
Business and government	105,009	81,377
Loans,net	248,036	204,136
Other Assets
Derivative instruments	11,636	8,787
Other	19	1
Other assets	11,655	8,788
Total Assets	328,212	256,495
Deposits
Deposits	62,978	45,729
Other liabilities
Derivative instruments	14,092	7,140
Securitization and structured entities' liabilities	9,342	9,791
Other	2,558	1,277
Total other liabilities	25,992	18,208
Subordinated debt	25	25
Total Liabilities and Equity	88,995	63,962
2-5 years [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	119,430	99,639
2-5 years [member] | Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	3,680	3,304
2-5 years [member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	9,189	6,088
2-5 years [member] | Operating lease commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	44	22
2-5 years [member] | Purchase obligations [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	309	217
Over 5 years [member]
Assets
Securities	108,072	90,225
Loans
Residential mortgages	10,810	9,396
Consumer instalment and other personal	14,084	13,518
Business and government	17,776	14,413
Loans,net	42,670	37,327
Other Assets
Derivative instruments	8,092	7,095
Other	5,817	5,097
Other assets	13,909	12,192
Total Assets	164,651	139,744
Deposits
Deposits	16,265	19,925
Other liabilities
Derivative instruments	12,003	6,199
Securitization and structured entities' liabilities	6,006	4,036
Other	5,722	3,509
Total other liabilities	23,731	13,744
Subordinated debt	8,125	6,868
Total Liabilities and Equity	48,121	40,537
Over 5 years [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	5,490	4,571
Over 5 years [member] | Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	57	104
Over 5 years [member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	985	828
Over 5 years [member] | Operating lease commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	256	222
Over 5 years [member] | Purchase obligations [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	22	41
No maturity [member]
Assets
Cash and cash equivalents	1,463	1,525
Securities	53,009	60,322
Loans
Residential mortgages	88	138
Consumer instalment and other personal	24,499	22,752
Credit cards	9,663	8,103
Business and government	94,259	66,561
Allowance for credit losses	(2,617)	(2,564)
Loans,net	125,892	94,990
Other Assets
Other	37,355	29,671
Other assets	37,355	29,671
Total Assets	217,719	186,508
Deposits
Deposits	421,564	422,829
Other liabilities
Other	18,713	20,307
Total other liabilities	18,713	20,307
Total Equity	71,038	57,523
Total Liabilities and Equity	$ 511,315	$ 500,659